Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Domestic, Japan [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2017:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,076,158	15.85%	¥11,398,640	10.00%
BK	14,053,431	15.28	7,356,801	8.00
TB	2,406,555	19.80	971,933	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	15,232,491	13.36	9,118,912	8.00
BK	11,680,740	12.70	5,517,601	6.00
TB	2,058,449	16.94	728,950	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	13,413,885	11.76	7,409,116	6.50
BK	10,245,812	11.14	4,138,201	4.50
TB	1,928,970	15.87	546,713	4.50
At March 31, 2018:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,795,480	16.56%	¥12,492,344	11.01%
BK	14,470,240	15.90	7,280,570	8.00
TB	2,545,648	20.03	1,016,420	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	16,251,749	14.32	10,223,072	9.01
BK	12,374,074	13.59	5,460,427	6.00
TB	2,245,853	17.67	762,315	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	14,284,945	12.58	8,521,118	7.51
BK	10,788,381	11.85	4,095,321	4.50
TB	2,060,107	16.21	571,736	4.50
Stand-alone:
At March 31, 2017:
Total capital (to risk-weighted assets):
BK	¥12,823,393	16.70%	¥6,140,606	8.00%
TB	2,426,482	20.48	947,592	8.00
Tier1 capital (to risk-weighted assets):
BK	10,655,522	13.88	4,605,455	6.00
TB	2,067,034	17.45	710,694	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BK	9,247,740	12.04	3,454,091	4.50
TB	1,937,599	16.35	533,020	4.50
At March 31, 2018:
Total capital (to risk-weighted assets):
BK	¥13,211,327	16.90%	¥6,252,458	8.00%
TB	2,529,316	19.88	1,017,331	8.00
Tier1 capital (to risk-weighted assets):
BK	11,344,078	14.51	4,689,344	6.00
TB	2,232,760	17.55	762,998	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BK	9,802,445	12.54	3,517,008	4.50
TB	2,057,760	16.18	572,249	4.50

Note:

(1)

Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 1.25% and a G-SIB surcharge of 0.75% as of March 31, 2017 and a capital conservation buffer of 1.875% and a G-SIB surcharge of 1.125% as of March 31, 2018. As of the same date, the countercyclical buffer applicable to MUFG is 0.01%.

Foreign, United States of America [Member] | BK (US) [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2016:
Total capital (to risk-weighted assets)	$14,560	16.29%	$7,709	8.625%	$8,938	10.00%
Tier 1 capital (to risk-weighted assets)	13,056	14.61	5,922	6.625	7,151	8.00
Tier 1 capital (to quarterly average assets)(2)	13,056	11.46	4,558	4.000	5,697	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	13,056	14.61	4,581	5.125	5,810	6.50
At December 31, 2017:
Total capital (to risk-weighted assets)	$15,335	17.68%	$8,023	9.250%	$8,673	10.00%
Tier 1 capital (to risk-weighted assets)	14,028	16.17	6,288	7.250	6,938	8.00
Tier 1 capital (to quarterly average assets)(2)	14,028	11.78	4,762	4.000	5,953	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,028	16.17	4,987	5.750	5,637	6.50

Notes:

(1)	Beginning January 1, 2016, the minimum capital requirement includes a capital conservation buffer of 1.250%.
(2)	Excludes certain deductions.

Foreign, United States of America [Member] | MUAH [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2016:
Total capital (to risk-weighted assets)	$16,431	16.45%	$8,617	8.625%
Tier 1 capital (to risk-weighted assets)	14,757	14.77	6,619	6.625
Tier 1 capital (to quarterly average assets)(2)	14,757	9.92	5,952	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	14,757	14.77	5,120	5.125
At December 31, 2017:
Total capital (to risk-weighted assets)	$17,106	17.76%	$8,910	9.250%
Tier 1 capital (to risk-weighted assets)	15,708	16.31	6,984	7.250
Tier 1 capital (to quarterly average assets)(2)	15,708	10.06	6,245	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	15,708	16.31	5,539	5.750

Notes:

(1)	The minimum capital requirement includes a capital conservation buffer of 1.250% at December 31, 2017 and 0.625% at December 31, 2016.
(2)	Excludes certain deductions.